Annual Fund Operating Expenses - Class ACS - DWS Multi-Asset Growth Allocation Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.52%
Acquired funds fees and expenses	0.40%
Total annual fund operating expenses	1.26%
Class C
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.59%
Acquired funds fees and expenses	0.40%
Total annual fund operating expenses	2.09%
Class S
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.53%
Acquired funds fees and expenses	0.40%
Total annual fund operating expenses	1.03%